Auditor's remuneration and Research and development expenditures	12 Months Ended
Dec. 31, 2022
Auditor's remuneration and Research and development expenditures [Abstract]
Auditor's remuneration and Research and development expenditures
9 Auditor’s remuneration and Research and development expenditures
Auditor's remuneration
Full year
(in USD million, excluding VAT) 2022 2021 2020
Audit fee 11.4 14.4 10.7
Audit related fee

1.8 1.1 1.0
Tax fee - - -
Other service fee

- - -
Total remuneration 13.2 15.5 11.7
In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD
0.6

million, USD
0.5

million and USD
0.5

million for 2022, 2021 and 2020, respectively.
Research and development expenditures (R&D)
Equinor has R&D activities within exploration, subsurface, drilling and well, facilities, low carbon and renewables. R&D activities
contribute to maximising and developing long-term value from Equinor’s assets. R&D expenditures are partially financed by partners
of Equinor operated licences.
R&D expenditures including amounts charged to partners were USD 308 million, USD
291

million and USD
254

million in 2022, 2021
and 2020, respectively. Equinor's share of the expenditures has been recognised within Total operating expenses in the Consolidated statement of income.